Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

16. Commitments and contingencies

(a) Commitments

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018 and thereafter	Total
Operating leases	$5,790	$5,071	$4,522	$4,246	$13,569	$33,198
Derivative contracts	679	283	—	—	—	962
Long-term debt repayments
Long-term debt	3,050	285,175	—	—	—	288,225
Future interest obligations on long-term debt	9,555	3,896	—	—	—	13,451
Purchase commitments	92,769	4,030	1,578	—	—	98,377

Total	$111,843	$298,455	$6,100	$4,246	$13,569	$434,213

The operating lease commitments relate primarily to office and warehouse space and represent the minimum commitments under these agreements. The Company incurred rental expense of $3,418, $5,156 and $4,795 for the years ended March 31, 2013, 2012 and 2011, respectively.

The derivative contracts represent minimum commitments under interest rate contracts based on the forward strip for each instrument through the contract term.

Long-term debt commitments represent the minimum principal repayments required under the long-term debt facility.

Purchase commitments represent commitments for raw materials, finished goods from contract manufacturers, as well as certain information systems and licensing costs.

Commitments have been calculated using foreign exchange and interest rates in effect at March 31, 2013. Fluctuations in these rates may result in actual payments differing from those reported in the above table.

(b) Securities Class Actions

On March 13, 2013, the Company announced that an agreement in principle had been reached with the plaintiffs in the U.S. and Canadian shareholder class action lawsuits involving the Company, In re SMART Technologies Inc. Shareholder Litigation, pending in the United States District Court for the Southern District of New York, and Tucci v. SMART Technologies Inc., et al., pending in the Ontario Superior Court of Justice (the “Actions”). Pursuant to the settlement terms, the parties have agreed to settle the Actions, releasing the alleged claims and all related claims, subject to various conditions, including appropriate class notice, court approvals and the dismissal of related putative class claims in Harper v. SMART Technologies Inc., et al., currently pending in the Superior Court of the State of California. The proposed settlement will be funded entirely by insurance maintained by the Company.

In re SMART Technologies Inc. Securities Litigation

Beginning in December 2010, several putative class action complaints against the Company and other parties were filed in the U.S. District Courts in New York and Illinois on behalf of the purchasers of the Class A Subordinate Voting Shares in the Company’s IPO. The complaints alleged certain violations of federal securities laws in connection with the IPO. After a series of motions, the court-appointed Lead Plaintiff, the City of Miami General Employees’ and Sanitation Employees’ Retirement Trust, filed a consolidated amended class action complaint in the New York court in November 2011. A motion to dismiss the case was filed by the defendants on January 6, 2012 and, on April 3, 2012, the Court granted in part and denied in part the motion. A Second Amended Complaint was filed on April 23, 2012 and the Company filed a motion to dismiss the amended claims on May 11, 2012. On August 21, 2012, the Court denied the Company’s motion to dismiss the amended claims. On January 11, 2013, the Court issued an order certifying a class defined as: “All persons or entities who purchased or otherwise acquired (and did not sell) SMART common stock in the United States prior to November 10, 2010, pursuant or traceable to the Offering Materials. With respect to claims brought under section 12(a)(2), the class is limited to U.S. purchasers of SMART stock in the July 14, 2010, initial public offering.” In light of the proposed settlement described above, the Court has stayed all proceedings and will be considering a motion seeking approval of the settlement. The motion seeking preliminary approval of the settlement, and authorizing notice to the class, was filed with the Court on April 30, 2013.

Tucci v. SMART Technologies Inc. et al.

In February 2011, a class proceeding was commenced in the Ontario Superior Court of Justice on behalf of purchasers of the Class A Subordinate Voting Shares issued in conjunction with the IPO (the “Lefever/Runnels Action”). A second class proceeding was subsequently initiated by the same law firm with an Ontario-based representative plaintiff in May 2011 (the “Tucci Action”). The certification motion in the Tucci Action was heard on February 1, 2013. While the parties consented to certain terms of certification, including terms dismissing the Lefever/Runnels Action, the court heard arguments as to whether secondary market purchasers should be included in the class definition to be certified in the Tucci Action. On February 4, 2013, the court released its decision and certified a class limited to primary market purchasers of SMART shares during the IPO from underwriters domiciled in Canada. The court refused to certify the claims alleged on behalf of secondary market purchasers in the Tucci Action. On February 12, 2013 the plaintiff in the Tucci action served a notice of motion for leave to appeal the certification decision. However, the motion is in abeyance as a result of the proposed settlement as described above.

Harper v. SMART Technologies Inc. et al.

In September 2011, an additional putative class proceeding was commenced in the Superior Court of the State of California, County of San Francisco on behalf of purchasers of the Class A Subordinate Voting Shares. The Company is of the view that this proceeding is not materially different than the aforementioned matter being heard in the Southern District of New York. In October 2011, the defendants removed the case to the U.S. District Court for the Northern District of California. Thereafter, the defendants filed a motion to transfer the case to the U.S. District Court for the Southern District of New York, and plaintiffs filed a motion to remand the case to California state court. On September 28, 2012, the Court granted the plaintiff’s motion to remand the case to California state court, where it is now pending, and denied as moot the defendants’ motion to transfer. In November 2012, the defendants filed a motion to stay the Harper action pending resolution of SMART Technologies Inc. Securities Litigation in the Southern District of New York. That motion remains pending. As discussed above, dismissal of the class claims in Harper is a condition of the proposed settlement of the In re SMART Technologies and Tucci v. SMART Technologies cases.

All of the claims in Canada and the U.S. are essentially based on the allegation that SMART misrepresented or omitted to fully disclose demand for its products.

In the event that the proposed settlement is not finalized and implemented, the Company is not able to make any determination with respect to the likelihood or amount of any damages that might be awarded against us in connection with such proceedings (or any related proceedings) as the discovery process in the foregoing litigation proceedings have not yet been completed.

(c) Indemnities and Guarantees

In the normal course of business, the Company enters into guarantees that provide indemnification and guarantees to counterparties to secure sales agreements and purchase commitments. Should the Company be required to act under such agreements, it is expected that no material loss would result.

As a result of the U.S. and Canadian class action IPO litigations, as described in the “Securities Class Actions” section above, the Company may be required, subject to certain limitations, to indemnify the following parties: the underwriters pursuant to the underwriting agreement entered into in connection with the IPO; Intel Corporation, Apax Partners and IFF Holdings Inc. pursuant to a registration rights agreement entered into in 2007 and amended and restated in connection with the IPO; and the directors and officers of SMART Technologies Inc. pursuant to indemnification agreements entered into by the Company and each director and officer on or about the time of their appointment to their respective office.